Current and Deferred Income Tax and Social Contribution (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 170,851		R$ 130,405		R$ 88,546
Effect on profit (loss)		40,446		48,386
Deferred tax on business combination				(6,527)
Deferred Assets, net at end of period		R$ 170,851		130,405		88,546
Maximum limit for offsetting tax loss carry-forwards as percentage of taxable profit		30.00%
Estimated period for tax benefit is expected to be realized from 2026		6 years
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 422,240	[1]	307,319	[1]	182,257
Effect on profit (loss)		114,921	[1]	125,062
Deferred tax on business combination				0
Deferred Assets, net at end of period		422,240	[1]	307,319	[1]	182,257
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		20,471		13,010		9,543
Effect on profit (loss)		7,461		3,467
Deferred tax on business combination				0
Deferred Assets, net at end of period		20,471		13,010		9,543
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		3,346		(1,262)		3,263
Effect on profit (loss)		4,608		(4,525)
Deferred tax on business combination				0
Deferred Assets, net at end of period		3,346		(1,262)		3,263
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(5,548)		(2,157)		(744)
Effect on profit (loss)		(3,391)		(1,413)
Deferred tax on business combination				0
Deferred Assets, net at end of period		(5,548)		(2,157)		(744)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		20,445		20,025		19,138
Effect on profit (loss)		420		887
Deferred tax on business combination				0
Deferred Assets, net at end of period		20,445		20,025		19,138
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		15,818		9,470		10,903
Effect on profit (loss)		6,348		(1,433)
Deferred tax on business combination				0
Deferred Assets, net at end of period		15,818		9,470		10,903
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		7,936		6,660		4,764
Effect on profit (loss)		1,276		1,896
Deferred tax on business combination				0
Deferred Assets, net at end of period		7,936		6,660		4,764
Fair value adjustments on business combination and goodwill amortization
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(358,454)	[2]	(248,628)	[2],[3]	(150,598)	[3]
Effect on profit (loss)		(109,826)	[2]	(90,588)	[3]
Deferred tax on business combination	[3]			(7,442)
Deferred Assets, net at end of period		(358,454)	[2]	(248,628)	[2],[3]	(150,598)	[3]
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		44,596		25,968		10,020
Effect on profit (loss)		18,628		15,033
Deferred tax on business combination				915
Deferred Assets, net at end of period		R$ 44,596		R$ 25,968		R$ 10,020

[1]	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6 year period beginning in 2026.
[2]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.
[3]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.